Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021	7,294,541
Balance at Dec. 31, 2021	$ 218,836	$ 264,609,233	[1]	$ (187,971,173)	$ 76,856,896
Net income	$ 0	0	[1]	106,244,916	106,244,916
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,000
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,800	949,585	[1]	0	951,385
Repurchase and cancellation of common shares (in shares)	(238,335)
Repurchase and cancellation of common shares	$ (7,150)	(5,019,596)		0	(5,026,746)
Dividends declared	$ 0	0		(10,871,254)	(10,871,254)
Balance (in shares) at Dec. 31, 2022	7,116,206
Balance at Dec. 31, 2022	$ 213,486	260,539,222	[1]	(92,597,511)	168,155,197
Net income	$ 0	0		114,549,279	114,549,279
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,500
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,815	1,081,599	[1]	0	1,083,414
Repurchase and cancellation of common shares (in shares)	(162,375)
Repurchase and cancellation of common shares	$ (4,871)	(3,140,564)		0	(3,145,435)
Dividends declared	0	0		(14,021,226)	(14,021,226)
Offering expenses paid	$ 0	(46,020)		0	(46,020)
Balance (in shares) at Dec. 31, 2023	7,014,331
Balance at Dec. 31, 2023	$ 210,430	258,434,237	[1]	7,930,542	266,575,209
Net income	$ 0	0		112,775,678	112,775,678
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,100
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,803	1,518,130		0	1,519,933
Repurchase and cancellation of common shares (in shares)	(24,744)
Repurchase and cancellation of common shares	$ (742)	(1,065,008)			(1,065,750)
Dividends declared	$ 0	0		(16,855,238)	(16,855,238)
Shares forfeited (in shares)	(2,150)
Shares forfeited	$ (65)	65			0
Balance (in shares) at Dec. 31, 2024	7,047,537
Balance at Dec. 31, 2024	$ 211,426	$ 258,887,424		$ 103,850,982	$ 362,949,832

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.